Equity (Accumulated other comprehensive income, net of tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Available-for-sale securities	$ 3	$ 2
Foreign currency translation adjustment	(3)	(1)
Net loss on commodity related hedges	(1)	(4)
Actuarial gain (loss) related to pensions and other postretirement benefits	(57)	56
Equity investments, net	2	8
Total AOCI, net of tax	$ (56)	$ 61